Earnings (Loss) Per Share	6 Months Ended
Jun. 30, 2022
Earnings per share [abstract]
Earnings (Loss) Per Share

Note 24	Earnings Per Share
Basic earnings per share are calculated by dividing profit attributable to our ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.
Diluted earnings per share is calculated by adjusting profit attributable to ordinary shareholders and the weighted average number of ordinary shares outstanding, for the effects of all potentially dilutive ordinary shares. Instruments giving deferred access to equity (share warrants, free shares, stock options, OCEANE convertible bonds) are anti-dilutive as they induce an increase in earings per share.
The components of the earnings (loss) per share computation are as follows:

Earnings per share	Half-year ended
	2021/06/30	2022/06/30

Profit (loss) for the period (in € thousands)	9,058	(10,399)
Weighted average number of ordinary shares used to calculate basic earnings (loss) per share	43,686,717	49,668,718
Basic earnings (loss) per share (€/share)	0.21	(0.21)
Diluted earnings (loss) per share (€/share)	0.19	(0.21)